Financial instruments - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Cash and cash equivalents, current
Cash at bank and in hand	€ 2,790	€ 2,553	€ 2,730
Short-term deposits	1,804	1,743	2,481
Other cash equivalents	400	30	200
Cash and cash equivalents	4,994	4,326	5,411
Other financial assets, current
Financial assets at amortised cost	727	772	756
Financial assets at fair value through other comprehensive income	0	0	0
Other financial assets	1,376	1,435	1,435
Current financial assets	6,370	5,761	6,846
Cash and cash equivalents, non-current
Cash at bank and in hand	0	0	0
Short-term deposits	0	0	0
Other cash equivalents	0	0	0
Cash and cash equivalents	0	0	0
Other financial assets, non-current
Financial assets at amortised cost	352	232	220
Financial assets at fair value through other comprehensive income	438	407	547
Other financial assets	1,220	1,154	1,286
Non-current financial assets	1,220	1,154	1,286
Cash and cash equivalents, total
Cash at bank and in hand	2,790	2,553	2,730
Short-term deposits	1,804	1,743	2,481
Other cash equivalents	400	30	200
Cash and cash equivalents	4,994	4,326	5,411
Other financial assets, total
Financial assets at amortised cost	1,079	1,004	976
Financial assets at fair value through other comprehensive income	438	407	547
Other financial assets	2,596	2,589	2,721
Financial assets	7,590	6,915	8,132
Financial assets at amortised cost	352	232	220
Judicial deposits
Other financial assets, non-current
Financial assets at amortised cost	228	199	195
Other financial assets, total
Financial assets at amortised cost	228	199	195
Derivatives
Other financial assets, current
Financial assets at fair value through profit or loss	36	238	264
Other financial assets, non-current
Financial assets at fair value through profit or loss	31	51	60
Other financial assets, total
Financial assets at fair value through profit or loss	67	289	324
Other
Other financial assets, current
Financial assets at fair value through profit or loss	613	425	415
Other financial assets, non-current
Financial assets at fair value through profit or loss	399	464	459
Other financial assets, total
Financial assets at fair value through profit or loss	€ 1,012	€ 889	€ 874